Common Stockholders' Equity - Reclassifications Out of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest rate derivative contracts, Income tax (expense) benefit	$ (2.7)	$ (2.3)	$ (4.6)
Total reclassifications, Net of tax	4.1	(3.8)	(7.0)
Sale of foreign entity		(3.0)
Total reclassifications, Net of tax	6.9	(5.8)	(5.4)
Gains (Losses) on Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest rate derivative contracts, Interest expense, net	6.8	(6.1)	(11.6)
Interest rate derivative contracts, Income tax (expense) benefit	(2.7)	2.3	4.6
Total reclassifications, Net of tax	4.1	(3.8)	(7.0)
Gains (Losses) on Cash Flow Hedges [Member] | Interest Expense [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest rate derivative contracts, Interest expense, net	(6.6)	(6.1)	(3.2)
Gains (Losses) on Cash Flow Hedges [Member] | Other Operating Expenses (Income), Net [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest rate derivative contracts, Interest expense, net	13.4		(8.4)
Defined Benefit Pension [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credits (costs), SG&A	2.9	3.0	2.6
Amortization of actuarial gains (losses), SG&A	1.0	(1.2)
Defined benefit pension plan expense before tax	3.9	1.8	2.6
Defined benefit, Income tax (expense) benefit	(1.1)	(0.8)	(1.0)
Total reclassifications, Net of tax	$ 2.8	$ 1.0	$ 1.6